Share-Based Compensation - Additional Share Based Compensation Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of options exercised	$ 30	$ 45	$ 28
Fair value of shares vested	50	7	3
Cash received from share award exercises	63	68	31
Tax benefit of options exercised and shares vested	$ 3	$ 3	$ 3